Average Annual Total Returns - Large Cap Momentum Style Fund	I OneYear	I FiveYear	I TenYear	I Since Inception	I Return After Taxes on Distributions OneYear	I Return After Taxes on Distributions FiveYear	I Return After Taxes on Distributions TenYear	I Return After Taxes on Distributions Since Inception	I Return After Taxes on Distributions and Sale of Fund Shares OneYear	I Return After Taxes on Distributions and Sale of Fund Shares FiveYear	I Return After Taxes on Distributions and Sale of Fund Shares TenYear	I Return After Taxes on Distributions and Sale of Fund Shares Since Inception	I Russell 1000® Index (reflects no deductions for fees, expenses or taxes) OneYear	I Russell 1000® Index (reflects no deductions for fees, expenses or taxes) FiveYear	I Russell 1000® Index (reflects no deductions for fees, expenses or taxes) TenYear	I Russell 1000® Index (reflects no deductions for fees, expenses or taxes) Since Inception	N OneYear	N FiveYear	N TenYear	N Since Inception		N Inception Date	N Russell 1000® Index (reflects no deductions for fees, expenses or taxes) OneYear	N Russell 1000® Index (reflects no deductions for fees, expenses or taxes) FiveYear	N Russell 1000® Index (reflects no deductions for fees, expenses or taxes) TenYear	N Russell 1000® Index (reflects no deductions for fees, expenses or taxes) Since Inception		R6 OneYear	R6 FiveYear	R6 TenYear	R6 Since Inception		R6 Inception Date	R6 Russell 1000® Index (reflects no deductions for fees, expenses or taxes) OneYear	R6 Russell 1000® Index (reflects no deductions for fees, expenses or taxes) FiveYear	R6 Russell 1000® Index (reflects no deductions for fees, expenses or taxes) TenYear	R6 Russell 1000® Index (reflects no deductions for fees, expenses or taxes) Since Inception
Total	26.77%	15.35%	13.56%		22.54%	12.54%	11.50%		18.81%	11.75%	10.77%		20.96%	15.60%	14.01%		26.43%	15.07%		14.95%	[1]	Dec. 17, 2012	20.96%	15.60%		15.27%	[1]	26.90%	15.47%		12.90%	[1]	Jul. 10, 2014	20.96%	15.60%		12.91%	[1]

[1]	Since Inception performance is shown for Class N and Class R6 because they do not have 10 years of performance history.